Lease (Details 1) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease right-of-use asset	$ 90,164		$ 129,683	$ 39,367
Weighted-average remaining lease term - operating leases (year)	1 year 29 days	2 months 1 day	1 year 6 months 29 days	8 months 1 day
Cash paid for operating cash flows from operating leases	$ 54,278	$ 37,800	$ 79,528	$ 40,000
Weighted-average discount rate-operating leases	6.50%	5.50%	6.50%	5.50%